Loans To/From Related Parties (Details Textual) (USD $)	12 Months Ended			1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended
	Jul. 01, 2012	Jul. 03, 2011	Nov. 30, 2009 VAST [Member]	Dec. 31, 2009 STRATTEC [Member]	Jul. 01, 2012 STRATTEC [Member]	Nov. 30, 2009 STRATTEC [Member]	Dec. 31, 2009 WITTE [Member]	Jul. 01, 2012 WITTE [Member]	Nov. 30, 2009 WITTE [Member]	Dec. 31, 2009 ADAC [Member]	Jul. 01, 2012 ADAC [Member]	Nov. 30, 2009 ADAC [Member]
Loans To/From Related Parties (Textual) [Abstract]
VAST China noncontrolling interest purchased by VAST LLC			40.00%
Loan to joint venture - period end balance		$ 1,500,000				$ 2,500,000			$ 2,500,000			$ 2,500,000
Proceeds from repayment of loan to joint venture				1,000,000			1,000,000			1,000,000
Principal amount on outstanding loan terminated and converted to additional capital contributions in the joint venture investment	1,500,000				1,500,000			1,500,000			1,500,000
Accrued interest amounts terminated and converted to additional capital contributions in the joint venture investment	112,000				112,000			112,000			112,000
Loans from related parties		$ 1,850,000
Weighted average interest rate	7.60%	7.30%